Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-5.61%
Alphabet, Inc., Class A(b)	11,072	$15,863,740
Alphabet, Inc., Class C(b)	11,044	15,839,636
Charter Communications, Inc., Class A(b)	60,382	31,245,270
Facebook, Inc., Class A(b)	214,968	43,404,189
Netflix, Inc.(b)	84,145	29,037,598
Take-Two Interactive Software, Inc.(b)	126,327	15,745,397
		151,135,830
Consumer Discretionary-16.71%
Amazon.com, Inc.(b)	13,420	26,957,022
AutoZone, Inc.(b)	17,338	18,342,911
Booking Holdings, Inc.(b)	6,784	12,418,451
CarMax, Inc.(b)	279,047	27,078,721
Chipotle Mexican Grill, Inc.(b)	36,609	31,731,217
D.R. Horton, Inc.	536,955	31,787,736
Dollar General Corp.	141,178	21,658,117
eBay, Inc.	592,598	19,887,589
Garmin Ltd.	179,834	17,434,906
Hilton Worldwide Holdings, Inc.	384,908	41,493,082
NVR, Inc.(b)	7,488	28,581,471
O’Reilly Automotive, Inc.(b)	42,761	17,365,242
PulteGroup, Inc.	1,114,120	49,745,458
Ross Stores, Inc.	148,018	16,606,139
Starbucks Corp.	236,884	20,094,870
Tiffany & Co.	101,159	13,557,329
TJX Cos., Inc. (The)	204,070	12,048,293
Wynn Resorts Ltd.	121,587	15,339,416
Yum! Brands, Inc.	260,163	27,517,441
		449,645,411
Consumer Staples-0.71%
Estee Lauder Cos., Inc. (The), Class A	97,539	19,035,711
Energy-1.69%
ConocoPhillips	463,948	27,572,430
Hess Corp.	316,956	17,930,201
		45,502,631
Financials-6.13%
Cboe Global Markets, Inc.	222,370	27,400,431
MarketAxess Holdings, Inc.	66,754	23,642,932
Moody’s Corp.	90,150	23,149,619
MSCI, Inc.	132,501	37,868,786
S&P Global, Inc.	61,977	18,204,504
Synchrony Financial	1,071,371	34,723,134
		164,989,406
Health Care-7.11%
Align Technology, Inc.(b)	112,218	28,851,248
Edwards Lifesciences Corp.(b)	127,231	27,973,008
IDEXX Laboratories, Inc.(b)	56,757	15,381,714
Incyte Corp.(b)	464,898	33,970,097
Intuitive Surgical, Inc.(b)	28,722	16,078,001
ResMed, Inc.	119,793	19,043,493
Thermo Fisher Scientific, Inc.	44,813	14,034,983
Vertex Pharmaceuticals, Inc.(b)	158,272	35,935,658
		191,268,202
Industrials-14.03%
Allegion PLC	112,196	14,509,187
AMETEK, Inc.	184,635	17,937,290
Cintas Corp.	87,939	24,532,343
Copart, Inc.(b)	390,209	39,590,605
Fortune Brands Home & Security, Inc.	293,609	20,173,874
	Shares	Value
Industrials-(continued)
Kansas City Southern	139,076	$23,460,730
L3Harris Technologies, Inc.	129,750	28,717,568
Lockheed Martin Corp.	45,756	19,589,059
Masco Corp.	482,083	22,908,584
Northrop Grumman Corp.	68,865	25,794,763
Old Dominion Freight Line, Inc.	133,865	26,268,329
PACCAR, Inc.	333,751	24,767,662
Roper Technologies, Inc.	35,757	13,647,017
TransDigm Group, Inc.	64,115	41,243,897
United Rentals, Inc.(b)	254,744	34,566,213
		377,707,121
Information Technology-37.66%
Adobe, Inc.(b)	106,923	37,544,942
Advanced Micro Devices, Inc.(b)	338,863	15,926,561
Analog Devices, Inc.	136,776	15,011,166
ANSYS, Inc.(b)	131,585	36,097,713
Apple, Inc.	101,585	31,441,573
Applied Materials, Inc.	609,154	35,324,841
Arista Networks, Inc.(b)	68,426	15,282,263
Autodesk, Inc.(b)	92,226	18,154,688
Broadcom, Inc.	84,481	25,780,222
Cadence Design Systems, Inc.(b)	372,730	26,877,560
CDW Corp.	200,007	26,090,913
Fiserv, Inc.(b)	228,556	27,109,027
FleetCor Technologies, Inc.(b)	116,856	36,836,517
Fortinet, Inc.(b)	370,250	42,712,040
Intuit, Inc.	56,372	15,805,581
Keysight Technologies, Inc.(b)	222,707	20,709,524
KLA Corp.	202,798	33,611,741
Lam Research Corp.	152,599	45,506,548
Mastercard, Inc., Class A	129,294	40,849,146
Microchip Technology, Inc.	294,512	28,709,030
Micron Technology, Inc.(b)	813,852	43,207,403
Microsoft Corp.	180,931	30,799,884
Motorola Solutions, Inc.	97,399	17,239,623
NVIDIA Corp.	91,190	21,560,052
Paycom Software, Inc.(b)	178,181	56,690,067
PayPal Holdings, Inc.(b)	265,493	30,236,998
Qorvo, Inc.(b)	161,067	17,050,553
QUALCOMM, Inc.	189,156	16,136,898
salesforce.com, inc.(b)	140,580	25,629,140
ServiceNow, Inc.(b)	167,807	56,757,362
Synopsys, Inc.(b)	195,238	28,799,557
Visa, Inc., Class A	161,002	32,034,568
Western Union Co. (The)	527,205	14,181,815
Xerox Holdings Corp.	944,169	33,584,091
Zebra Technologies Corp., Class A(b)	59,672	14,262,801
		1,013,552,408
Materials-5.61%
Air Products and Chemicals, Inc.	66,347	15,837,692
Celanese Corp.	129,286	13,381,101
Dow, Inc.	623,738	28,735,610
FMC Corp.	353,352	33,776,918
Martin Marietta Materials, Inc.	63,566	16,768,711
Sherwin-Williams Co. (The)	45,125	25,134,174
Vulcan Materials Co.	122,278	17,318,233
		150,952,439
Real Estate-3.51%
American Tower Corp.	68,816	15,947,420
CBRE Group, Inc., Class A(b)	612,276	37,379,450

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
Equinix, Inc.	37,001	$21,820,599
SBA Communications Corp., Class A	77,957	19,454,949
		94,602,418
Utilities-1.01%
NRG Energy, Inc.	736,018	27,151,704
Total Common Stocks & Other Equity Interests (Cost $2,484,653,628)		2,685,543,281
Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $59,828)	59,828	59,828
TOTAL INVESTMENTS IN SECURITIES-99.78% (Cost $2,484,713,456)		2,685,603,109
OTHER ASSETS LESS LIABILITIES-0.22%		5,974,664
NET ASSETS-100.00%		$2,691,577,773
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-2.44%
AT&T, Inc.	132,068	$4,968,398
DISH Network Corp., Class A(b)	159,107	5,848,774
News Corp., Class A	671,152	9,141,090
News Corp., Class B	210,357	2,938,687
		22,896,949
Consumer Discretionary-17.76%
Best Buy Co., Inc.	62,023	5,252,728
BorgWarner, Inc.	138,757	4,757,977
Capri Holdings Ltd.(b)	96,182	2,881,613
Carnival Corp.	161,156	7,015,121
Ford Motor Co.	2,242,831	19,781,769
Gap, Inc. (The)	834,553	14,529,568
General Motors Co.	511,985	17,095,179
Kohl’s Corp.	325,186	13,901,701
L Brands, Inc.	365,242	8,459,005
Lennar Corp., Class A	158,810	10,538,631
Macy’s, Inc.	1,587,438	25,319,636
Mohawk Industries, Inc.(b)	58,119	7,653,110
Nordstrom, Inc.	209,110	7,707,795
Norwegian Cruise Line Holdings Ltd.(b)	64,776	3,488,188
PVH Corp.	104,646	9,121,992
Whirlpool Corp.	61,458	8,983,316
		166,487,329
Consumer Staples-6.42%
Archer-Daniels-Midland Co.	344,033	15,398,917
JM Smucker Co. (The)	44,792	4,640,899
Kraft Heinz Co. (The)	150,154	4,384,497
Kroger Co. (The)	505,765	13,584,848
Molson Coors Beverage Co., Class B	228,105	12,678,076
Walgreens Boots Alliance, Inc.	187,641	9,541,545
		60,228,782
Energy-14.37%
Baker Hughes Co., Class A	795,566	17,231,960
Chevron Corp.	46,444	4,976,010
Concho Resources, Inc.	143,016	10,837,752
Devon Energy Corp.	365,855	7,946,371
Diamondback Energy, Inc.	111,219	8,274,694
Exxon Mobil Corp.	83,141	5,164,719
Halliburton Co.	264,869	5,776,793
Helmerich & Payne, Inc.	157,977	6,405,967
HollyFrontier Corp.	247,901	11,135,713
Kinder Morgan, Inc.	204,663	4,271,317
Marathon Oil Corp.	996,998	11,335,867
Marathon Petroleum Corp.	326,029	17,768,580
Occidental Petroleum Corp.	145,181	5,766,589
TechnipFMC PLC (United Kingdom)	407,746	6,731,886
Valero Energy Corp.	131,792	11,111,384
		134,735,602
Financials-33.38%
Aflac, Inc.	102,785	5,300,622
Allstate Corp. (The)	63,841	7,567,712
American International Group, Inc.	277,162	13,930,162
Assurant, Inc.	53,935	7,041,754
Bank of America Corp.	159,814	5,246,694
Bank of New York Mellon Corp. (The)	117,668	5,269,173
Berkshire Hathaway, Inc., Class B(b)	113,270	25,421,186
Capital One Financial Corp.	100,382	10,018,124
Chubb Ltd.	36,043	5,478,176
Citigroup, Inc.	121,706	9,056,143
	Shares	Value
Financials-(continued)
Citizens Financial Group, Inc.	272,219	$10,148,324
Comerica, Inc.	64,781	3,962,006
Everest Re Group Ltd.	24,577	6,797,261
Fifth Third Bancorp	231,708	6,592,093
Franklin Resources, Inc.	196,291	4,966,162
Globe Life, Inc.	35,839	3,736,574
Goldman Sachs Group, Inc. (The)	39,132	9,303,633
Hartford Financial Services Group, Inc. (The)	112,771	6,685,065
Huntington Bancshares, Inc.	277,802	3,769,773
Invesco Ltd.(c)	691,962	11,970,943
KeyCorp	275,121	5,147,514
Lincoln National Corp.	282,474	15,389,184
Loews Corp.	255,303	13,135,339
M&T Bank Corp.	22,442	3,781,926
MetLife, Inc.	339,146	16,858,948
Morgan Stanley	157,705	8,241,663
People’s United Financial, Inc.	506,090	7,803,908
Principal Financial Group, Inc.	201,651	10,677,420
Prudential Financial, Inc.	192,539	17,532,601
Raymond James Financial, Inc.	40,478	3,700,904
Regions Financial Corp.	443,479	6,904,968
State Street Corp.	69,800	5,278,974
Travelers Cos., Inc. (The)	50,265	6,615,879
Truist Financial Corp.	71,647	3,694,836
Unum Group	608,565	16,242,600
Wells Fargo & Co.	94,202	4,421,842
Zions Bancorporation N.A.	117,060	5,325,059
		313,015,145
Health Care-8.65%
AmerisourceBergen Corp.	123,724	10,585,825
Anthem, Inc.	18,654	4,948,533
Centene Corp.(b)	208,112	13,071,515
Cigna Corp.	50,342	9,684,794
CVS Health Corp.	177,830	12,060,431
McKesson Corp.	71,429	10,186,490
Mylan N.V.(b)	647,105	13,860,989
Perrigo Co. PLC	118,460	6,756,958
		81,155,535
Industrials-4.19%
Alaska Air Group, Inc.	72,833	4,704,284
American Airlines Group, Inc.(d)	391,064	10,496,158
Delta Air Lines, Inc.	93,076	5,188,056
FedEx Corp.	35,894	5,191,708
Textron, Inc.	141,737	6,509,980
United Airlines Holdings, Inc.(b)	96,265	7,200,622
		39,290,808
Information Technology-2.81%
Alliance Data Systems Corp.	44,139	4,537,048
DXC Technology Co.	271,199	8,645,824
Hewlett Packard Enterprise Co.	622,640	8,673,375
HP, Inc.	209,598	4,468,630
		26,324,877
Materials-7.76%
Corteva, Inc.	423,730	12,254,271
DuPont de Nemours, Inc.	189,683	9,707,976
Eastman Chemical Co.	64,426	4,591,641
International Paper Co.	105,726	4,305,163
Mosaic Co. (The)	758,806	15,054,711
Newmont Corp.	106,717	4,808,668

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Nucor Corp.	141,298	$6,710,242
Westrock Co.	393,308	15,339,012
		72,771,684
Real Estate-0.36%
Host Hotels & Resorts, Inc.	208,492	3,406,759
Utilities-1.72%
CenterPoint Energy, Inc.	186,981	4,951,257
Duke Energy Corp.	43,843	4,280,392
Exelon Corp.	144,750	6,888,652
		16,120,301
Total Common Stocks & Other Equity Interests (Cost $973,766,800)		936,433,771
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $167,459)	167,459	167,459
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $973,934,259)		936,601,230
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.07%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	7,522,959	$7,522,959
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	2,506,650	2,507,653
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,030,612)		10,030,612
TOTAL INVESTMENTS IN SECURITIES-100.95% (Cost $983,964,871)		946,631,842
OTHER ASSETS LESS LIABILITIES-(0.95)%		(8,925,567)
NET ASSETS-100.00%		$937,706,275

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Invesco Ltd.	$12,382,512	$7,407,198	$(4,983,187)	$(1,842,914)	$(992,666)	$11,970,943	$541,899

(d)	All or a portion of this security was out on loan at January 31, 2020.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-101.12%
Communication Services-17.96%
Alphabet, Inc., Class A(b)	20,695	$29,651,382
Alphabet, Inc., Class C(b)	20,644	29,608,244
AT&T, Inc.	504,555	18,981,359
Comcast Corp., Class A	313,564	13,542,829
Facebook, Inc., Class A(b)	166,214	33,560,269
Netflix, Inc.(b)	30,270	10,445,874
Verizon Communications, Inc.	285,658	16,979,512
Walt Disney Co. (The)	124,491	17,218,350
		169,987,819
Consumer Discretionary-9.10%
Amazon.com, Inc.(b)	28,765	57,780,831
Home Depot, Inc. (The)	75,344	17,185,966
McDonald’s Corp.	52,016	11,129,864
		86,096,661
Consumer Staples-8.47%
Coca-Cola Co. (The)	266,336	15,554,023
Costco Wholesale Corp.	30,514	9,322,637
PepsiCo., Inc.	96,313	13,678,372
Philip Morris International, Inc.	107,464	8,887,273
Procter & Gamble Co. (The)	172,247	21,465,421
Walmart, Inc.	97,982	11,217,959
		80,125,685
Energy-3.40%
Chevron Corp.	130,602	13,992,698
Exxon Mobil Corp.	292,242	18,154,073
		32,146,771
Financials-10.68%
Bank of America Corp.	559,162	18,357,289
Berkshire Hathaway, Inc., Class B(b)	135,103	30,321,166
Citigroup, Inc.	150,793	11,220,507
JPMorgan Chase & Co.	216,637	28,674,074
Wells Fargo & Co.	265,830	12,478,060
		101,051,096
Health Care-13.68%
Abbott Laboratories	122,074	10,637,528
AbbVie, Inc.	102,142	8,275,545
Amgen, Inc.	41,040	8,866,692
Eli Lilly and Co.	58,358	8,149,111
Johnson & Johnson	181,783	27,062,035
	Shares	Value
Health Care-(continued)
Medtronic PLC	92,580	$10,687,435
Merck & Co., Inc.	175,851	15,024,710
Pfizer, Inc.	382,241	14,234,655
Thermo Fisher Scientific, Inc.	27,696	8,674,110
UnitedHealth Group, Inc.	65,438	17,828,583
		129,440,404
Industrials-3.94%
Boeing Co. (The)	36,928	11,753,075
Honeywell International, Inc.	49,353	8,548,927
Union Pacific Corp.	47,948	8,602,830
United Technologies Corp.	56,037	8,416,757
		37,321,589
Information Technology-33.89%
Accenture PLC, Class A	43,864	9,001,331
Adobe, Inc.(b)	33,435	11,740,366
Apple, Inc.	288,482	89,288,064
Broadcom, Inc.	27,398	8,360,774
Cisco Systems, Inc.	293,013	13,469,807
Intel Corp.	300,454	19,208,024
International Business Machines Corp.	61,171	8,792,108
Mastercard, Inc., Class A	61,315	19,371,861
Microsoft Corp.	526,921	89,697,762
Oracle Corp.	149,637	7,848,461
PayPal Holdings, Inc.(b)	81,101	9,236,593
salesforce.com, inc.(b)	61,265	11,169,222
Visa, Inc., Class A	118,236	23,525,417
		320,709,790
Total Common Stocks & Other Equity Interests (Cost $657,566,357)		956,879,815
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $376,745)	376,745	376,745
TOTAL INVESTMENTS IN SECURITIES-101.16% (Cost $657,943,102)		957,256,560
OTHER ASSETS LESS LIABILITIES-(1.16)%		(10,975,815)
NET ASSETS-100.00%		$946,280,745
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Growth ETF (RFG)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communication Services-1.38%
Cable One, Inc.	3,042	$5,183,659
Consumer Discretionary-20.35%
Boyd Gaming Corp.	103,993	3,104,191
Caesars Entertainment Corp.(b)	445,965	6,096,341
Churchill Downs, Inc.	21,421	3,092,764
Deckers Outdoor Corp.(b)	15,208	2,903,359
Domino’s Pizza, Inc.	14,537	4,095,800
Dunkin’ Brands Group, Inc.	55,880	4,363,669
Eldorado Resorts, Inc.(b)(c)	94,183	5,630,260
Etsy, Inc.(b)	59,238	2,891,407
Five Below, Inc.(b)	41,547	4,703,951
Gentex Corp.	78,591	2,339,654
Marriott Vacations Worldwide Corp.	43,452	5,224,668
Murphy USA, Inc.(b)	50,376	5,146,916
Polaris, Inc.	23,795	2,185,333
Pool Corp.	12,546	2,751,338
RH(b)	39,431	8,231,221
Scientific Games Corp.(b)	179,340	4,454,806
Skechers U.S.A., Inc., Class A(b)	118,394	4,426,752
Tempur Sealy International, Inc.(b)	25,345	2,322,109
Wyndham Hotels & Resorts, Inc.	41,027	2,345,514
		76,310,053
Consumer Staples-2.89%
Boston Beer Co., Inc. (The), Class A(b)	11,184	3,985,754
Casey’s General Stores, Inc.	29,376	4,725,423
Sanderson Farms, Inc.	15,430	2,124,557
		10,835,734
Energy-3.68%
Matador Resources Co.(b)	471,697	6,919,795
WPX Energy, Inc.(b)	575,151	6,873,054
		13,792,849
Financials-5.42%
Brown & Brown, Inc.	79,508	3,569,909
LendingTree, Inc.(b)(c)	21,883	6,809,990
Primerica, Inc.	24,109	2,858,363
RenaissanceRe Holdings Ltd. (Bermuda)	37,319	7,069,711
		20,307,973
Health Care-15.16%
Amedisys, Inc.(b)	16,179	2,855,432
Arrowhead Pharmaceuticals, Inc.(b)	114,982	4,818,896
Bio-Techne Corp.	16,572	3,479,623
Catalent, Inc.(b)	38,522	2,353,694
Charles River Laboratories International, Inc.(b)	18,537	2,865,449
Chemed Corp.	6,243	2,915,731
Exelixis, Inc.(b)	252,882	4,349,570
ICU Medical, Inc.(b)	10,732	1,958,268
Ligand Pharmaceuticals, Inc.(b)	41,699	3,661,589
Masimo Corp.(b)	20,906	3,566,564
Penumbra, Inc.(b)	37,699	6,614,667
PRA Health Sciences, Inc.(b)	33,702	3,414,350
Repligen Corp.(b)	73,908	7,419,624
Syneos Health, Inc.(b)	69,507	4,264,949
West Pharmaceutical Services, Inc.	14,813	2,310,087
		56,848,493
Industrials-19.85%
Axon Enterprise, Inc.(b)	97,503	7,489,205
Brink’s Co. (The)	23,219	1,954,808
Carlisle Cos., Inc.	33,376	5,214,333
	Shares	Value
Industrials-(continued)
Clean Harbors, Inc.(b)	28,773	$2,365,716
FTI Consulting, Inc.(b)	43,988	5,281,199
Herman Miller, Inc.	53,985	2,086,520
Hubbell, Inc.	23,661	3,388,965
Knight-Swift Transportation Holdings, Inc.	121,914	4,520,571
Lincoln Electric Holdings, Inc.	22,215	1,981,134
MasTec, Inc.(b)	117,635	6,793,421
Mercury Systems, Inc.(b)	86,669	6,651,846
Nordson Corp.	14,603	2,465,863
Teledyne Technologies, Inc.(b)	12,365	4,513,967
Tetra Tech, Inc.	45,270	3,875,112
Timken Co. (The)	80,801	4,244,477
Toro Co. (The)	25,717	2,057,874
Trex Co., Inc.(b)	55,681	5,470,101
Woodward, Inc.	35,126	4,085,505
		74,440,617
Information Technology-25.61%
ACI Worldwide, Inc.(b)	53,852	1,855,201
Cabot Microelectronics Corp.	41,594	6,052,343
CACI International, Inc., Class A(b)	15,657	4,187,308
Cognex Corp.	54,244	2,764,817
Coherent, Inc.(b)	22,343	3,159,970
Cypress Semiconductor Corp.	174,013	4,059,723
Fair Isaac Corp.(b)	13,504	5,433,740
j2 Global, Inc.	49,082	4,705,001
Jabil, Inc.	171,312	6,662,324
KBR, Inc.	155,804	4,237,869
Lumentum Holdings, Inc.(b)	64,272	4,869,889
Manhattan Associates, Inc.(b)	34,176	2,920,681
MKS Instruments, Inc.	55,495	5,816,986
Monolithic Power Systems, Inc.	21,717	3,717,299
Perspecta, Inc.	128,103	3,595,851
SolarEdge Technologies, Inc.(b)	89,922	8,799,767
Teradyne, Inc.	91,718	6,052,471
Tyler Technologies, Inc.(b)	15,322	4,959,425
Universal Display Corp.	39,450	6,949,906
WEX, Inc.(b)	24,117	5,231,460
		96,032,031
Materials-3.78%
Eagle Materials, Inc.	21,468	1,957,237
Reliance Steel & Aluminum Co.	43,080	4,945,584
Royal Gold, Inc.	22,949	2,646,479
Scotts Miracle-Gro Co. (The)	37,596	4,614,533
		14,163,833
Real Estate-1.92%
Cousins Properties, Inc.	128,802	5,271,866
EastGroup Properties, Inc.	14,185	1,930,153
		7,202,019
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $363,168,200)		375,117,261
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.23%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	3,442,281	3,442,281

Invesco S&P Midcap 400® Pure Growth ETF (RFG)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,146,968	$1,147,427
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,589,672)		4,589,708
TOTAL INVESTMENTS IN SECURITIES-101.27% (Cost $367,757,872)		379,706,969
OTHER ASSETS LESS LIABILITIES-(1.27)%		(4,746,051)
NET ASSETS-100.00%		$374,960,918
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Value ETF (RFV)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-2.59%
Meredith Corp.(b)	32,599	$979,600
Telephone & Data Systems, Inc.	108,626	2,463,638
		3,443,238
Consumer Discretionary-21.60%
Adient PLC(c)	76,961	1,978,667
Adtalem Global Education, Inc.(c)	19,221	663,317
American Eagle Outfitters, Inc.	66,270	954,288
AutoNation, Inc.(c)	48,930	2,076,589
Bed Bath & Beyond, Inc.(b)	100,820	1,436,685
Dana, Inc.	150,923	2,325,724
Delphi Technologies PLC	145,591	2,233,366
Dick’s Sporting Goods, Inc.	24,683	1,091,729
Dillard’s, Inc., Class A(b)	43,998	2,671,559
Foot Locker, Inc.	32,858	1,247,618
Goodyear Tire & Rubber Co. (The)	229,303	3,010,748
Graham Holdings Co., Class B	1,778	976,513
Lear Corp.	15,035	1,852,011
Penn National Gaming, Inc.(c)	60,174	1,794,990
Thor Industries, Inc.	21,286	1,713,949
TRI Pointe Group, Inc.(c)	107,637	1,750,178
Urban Outfitters, Inc.(c)	38,543	986,701
		28,764,632
Consumer Staples-2.08%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	55,398	1,136,767
Sprouts Farmers Market, Inc.(c)	43,054	672,934
TreeHouse Foods, Inc.(c)	21,436	956,046
		2,765,747
Energy-9.06%
Antero Midstream Corp.(b)	165,199	832,603
Chesapeake Energy Corp.(c)	5,141,843	2,631,595
CNX Resources Corp.(c)	326,542	2,360,899
EQT Corp.	159,717	966,288
Patterson-UTI Energy, Inc.	103,619	822,735
PBF Energy, Inc., Class A	81,688	2,230,082
World Fuel Services Corp.	56,841	2,223,620
		12,067,822
Financials-23.82%
Associated Banc-Corp.	54,339	1,082,976
Bank OZK	34,889	948,283
Brighthouse Financial, Inc.(c)	73,973	2,877,550
CNO Financial Group, Inc.	120,556	2,120,580
F.N.B. Corp.	107,561	1,255,237
First Horizon National Corp.	49,966	799,456
Genworth Financial, Inc., Class A(c)	859,010	3,521,941
Green Dot Corp., Class A(c)	36,394	1,094,732
Hancock Whitney Corp.	22,405	890,375
Janus Henderson Group PLC (United Kingdom)	44,067	1,113,573
Jefferies Financial Group, Inc.	79,936	1,729,815
Kemper Corp.	14,292	1,063,611
Legg Mason, Inc.	32,149	1,258,633
Mercury General Corp.	22,407	1,099,960
Navient Corp.	82,317	1,183,718
Old Republic International Corp.	53,308	1,202,095
PacWest Bancorp	31,127	1,091,001
Pinnacle Financial Partners, Inc.	11,434	675,292
Reinsurance Group of America, Inc.	11,550	1,663,777
Sterling Bancorp	50,682	1,013,640
TCF Financial Corp.	14,185	599,742
Texas Capital Bancshares, Inc.(c)	12,881	707,940
	Shares	Value
Financials-(continued)
Umpqua Holdings Corp.	81,067	$1,370,032
Valley National Bancorp	58,201	612,857
Wintrust Financial Corp.	11,638	736,453
		31,713,269
Health Care-3.42%
Acadia Healthcare Co., Inc.(b)(c)	21,294	684,176
Molina Healthcare, Inc.(c)	5,385	662,193
Patterson Cos., Inc.	115,216	2,535,904
Tenet Healthcare Corp.(c)	21,287	673,521
		4,555,794
Industrials-15.90%
AECOM(c)	37,243	1,796,230
Avis Budget Group, Inc.(c)	51,345	1,684,116
Dycom Industries, Inc.(c)	24,614	994,898
JetBlue Airways Corp.(c)	79,817	1,582,771
KAR Auction Services, Inc.	49,281	1,035,887
ManpowerGroup, Inc.	23,242	2,126,411
NOW, Inc.(c)	228,116	2,283,441
Regal Beloit Corp.	9,657	757,688
Resideo Technologies, Inc.(c)	334,447	3,404,670
Ryder System, Inc.	54,375	2,594,775
Terex Corp.	46,893	1,188,737
Trinity Industries, Inc.(b)	45,885	932,842
XPO Logistics, Inc.(c)	8,928	793,878
		21,176,344
Information Technology-8.34%
Arrow Electronics, Inc.(c)	27,730	2,105,816
Avnet, Inc.	70,590	2,575,829
II-VI, Inc.(c)	22,664	762,644
NetScout Systems, Inc.(c)	30,915	794,825
SYNNEX Corp.	18,463	2,543,463
Tech Data Corp.(c)	16,165	2,326,790
		11,109,367
Materials-8.90%
Chemours Co. (The)	61,744	856,389
Commercial Metals Co.	77,235	1,587,179
Domtar Corp.	69,636	2,424,725
Greif, Inc., Class A	30,168	1,219,391
Minerals Technologies, Inc.	16,261	880,208
Olin Corp.	122,806	1,826,125
United States Steel Corp.(b)	275,625	2,499,919
Worthington Industries, Inc.	14,987	551,222
		11,845,158
Real Estate-4.14%
CoreCivic, Inc.	72,977	1,163,983
Diversified Healthcare Trust	150,129	1,158,996
GEO Group, Inc. (The)	78,591	1,241,738
Park Hotels & Resorts, Inc.	53,569	1,175,304
Pebblebrook Hotel Trust	32,251	764,993
		5,505,014
Total Common Stocks & Other Equity Interests (Cost $141,548,128)		132,946,385

Invesco S&P Midcap 400® Pure Value ETF (RFV)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.15%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $199,868)	199,868	$199,868
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $141,747,996)		133,146,253
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.67%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	7,661,385	7,661,385
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	2,552,774	$2,553,795
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,215,180)		10,215,180
TOTAL INVESTMENTS IN SECURITIES-107.67% (Cost $151,963,176)		143,361,433
OTHER ASSETS LESS LIABILITIES-(7.67)%		(10,209,594)
NET ASSETS-100.00%		$133,151,839

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-2.00%
Cogent Communications Holdings, Inc.	11,210	$795,125
Glu Mobile, Inc.(b)	121,114	714,573
QuinStreet, Inc.(b)	47,757	618,692
TechTarget, Inc.(b)	52,443	1,331,528
		3,459,918
Consumer Discretionary-17.89%
Boot Barn Holdings, Inc.(b)	29,260	1,228,042
Callaway Golf Co.	80,539	1,725,146
Cavco Industries, Inc.(b)	4,256	953,429
Chuy’s Holdings, Inc.(b)	32,945	808,800
Crocs, Inc.(b)	16,254	616,189
Fox Factory Holding Corp.(b)	19,505	1,283,819
Installed Building Products, Inc.(b)	31,002	2,298,178
LCI Industries	12,033	1,299,203
LGI Homes, Inc.(b)	31,231	2,490,360
Lithia Motors, Inc., Class A	11,853	1,607,741
M.D.C. Holdings, Inc.	36,940	1,556,652
Rent-A-Center, Inc.	80,897	2,356,530
Shake Shack, Inc., Class A(b)(c)	17,174	1,158,386
Shutterstock, Inc.(b)	11,879	514,717
Sleep Number Corp.(b)	38,675	1,995,243
Steven Madden Ltd.	23,955	923,705
TopBuild Corp.(b)	18,231	2,087,632
Universal Electronics, Inc.(b)	14,836	734,827
Wingstop, Inc.	19,364	1,796,398
Winnebago Industries, Inc.	43,858	2,401,664
Zumiez, Inc.(b)	36,602	1,140,884
		30,977,545
Consumer Staples-1.76%
Coca-Cola Consolidated, Inc.	4,850	1,313,429
Inter Parfums, Inc.	10,339	714,528
John B. Sanfilippo & Son, Inc.	5,820	490,626
Medifast, Inc.(c)	5,464	527,986
		3,046,569
Energy-7.31%
DMC Global, Inc.(c)	42,280	1,768,573
Geospace Technologies Corp.(b)	82,024	1,099,942
Helix Energy Solutions Group, Inc.(b)	178,844	1,491,559
Par Pacific Holdings, Inc.(b)	113,318	2,279,958
Penn Virginia Corp.(b)	71,762	1,533,554
Ring Energy, Inc.(b)	821,345	1,774,105
Talos Energy, Inc.(b)	123,162	2,702,174
		12,649,865
Financials-10.64%
eHealth, Inc.(b)	16,084	1,691,393
Enova International, Inc.(b)	59,441	1,489,592
Granite Point Mortgage Trust, Inc.	74,171	1,356,588
Kinsale Capital Group, Inc.	23,306	2,662,011
Meta Financial Group, Inc.	55,770	2,075,759
NMI Holdings, Inc., Class A(b)	71,940	2,296,325
PennyMac Mortgage Investment Trust	74,385	1,729,451
Preferred Bank	17,065	1,025,777
ServisFirst Bancshares, Inc.	15,542	571,169
Virtus Investment Partners, Inc.	15,362	1,889,987
Walker & Dunlop, Inc.	24,467	1,623,875
		18,411,927
Health Care-12.49%
Addus HomeCare Corp.(b)	9,356	882,645
	Shares	Value
Health Care-(continued)
ANI Pharmaceuticals, Inc.(b)	23,759	$1,473,058
Anika Therapeutics, Inc.(b)	15,636	642,796
Cardiovascular Systems, Inc.(b)	32,775	1,487,657
CONMED Corp.	9,710	987,313
Corcept Therapeutics, Inc.(b)	88,714	1,124,006
CorVel Corp.(b)	6,448	590,443
Cutera, Inc.(b)	35,979	1,013,888
Eagle Pharmaceuticals, Inc.(b)	25,632	1,379,514
Enanta Pharmaceuticals, Inc.(b)	12,771	658,217
Hanger, Inc.(b)	59,325	1,449,310
Innoviva, Inc.(b)	114,570	1,581,639
LeMaitre Vascular, Inc.	21,431	771,195
LHC Group, Inc.(b)	6,577	958,598
Medpace Holdings, Inc.(b)	22,591	1,932,660
NeoGenomics, Inc.(b)	54,108	1,743,901
Pennant Group, Inc. (The)(b)	41,116	1,085,463
RadNet, Inc.(b)	57,009	1,286,693
REGENXBIO, Inc.(b)	13,155	572,637
		21,621,633
Industrials-16.71%
AAON, Inc.	13,486	707,206
Aerojet Rocketdyne Holdings, Inc.(b)	19,793	1,030,622
Alamo Group, Inc.	8,055	1,003,331
Albany International Corp., Class A	9,800	683,746
Allegiant Travel Co.	5,284	887,923
American Woodmark Corp.(b)	17,313	1,898,370
CIRCOR International, Inc.(b)	26,482	1,099,797
ESCO Technologies, Inc.	11,413	1,095,191
Exponent, Inc.	11,354	826,231
Federal Signal Corp.	58,367	1,877,083
Forward Air Corp.	12,710	831,870
Franklin Electric Co., Inc.	16,307	940,751
Griffon Corp.	83,259	1,730,955
John Bean Technologies Corp.	9,979	1,127,527
Patrick Industries, Inc.	34,649	1,797,590
RR Donnelley & Sons Co.	329,581	790,994
Saia, Inc.(b)	16,115	1,403,617
Simpson Manufacturing Co., Inc.	16,241	1,342,643
SPX Corp.(b)	14,345	703,909
SPX FLOW, Inc.(b)	18,063	790,076
Tennant Co.	10,682	824,864
Triumph Group, Inc.	76,747	1,567,941
UniFirst Corp.	4,615	941,137
Universal Forest Products, Inc.	31,925	1,529,207
Vicor Corp.(b)	13,901	695,745
Watts Water Technologies, Inc., Class A	7,920	789,703
		28,918,029
Information Technology-22.45%
3D Systems Corp.(b)(c)	91,326	994,540
8x8, Inc.(b)	29,523	549,718
Advanced Energy Industries, Inc.(b)	18,319	1,281,231
Agilysys, Inc.(b)	38,411	1,248,358
Alarm.com Holdings, Inc.(b)	21,953	964,395
Brooks Automation, Inc.	50,436	1,920,603
Comtech Telecommunications Corp.	28,161	814,135
CSG Systems International, Inc.	20,289	1,010,798
Diebold Nixdorf, Inc.(b)	122,110	1,405,486
Digi International, Inc.(b)	53,052	837,956
Diodes, Inc.(b)	23,015	1,188,495
EVERTEC, Inc.	20,318	682,075
ExlService Holdings, Inc.(b)	11,695	855,021

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Extreme Networks, Inc.(b)	146,019	$861,512
Fabrinet (Thailand)(b)	13,837	872,285
FormFactor, Inc.(b)	59,570	1,507,717
Harmonic, Inc.(b)	107,442	755,855
Ichor Holdings Ltd.(b)	53,266	1,778,552
Itron, Inc.(b)	12,375	1,011,656
KEMET Corp.	64,062	1,668,175
LivePerson, Inc.(b)	22,312	915,015
ManTech International Corp., Class A	12,371	993,144
NIC, Inc.	37,728	744,373
OSI Systems, Inc.(b)	15,079	1,304,937
Perficient, Inc.(b)	26,006	1,292,498
Plexus Corp.(b)	11,811	839,998
Power Integrations, Inc.	7,708	752,840
Progress Software Corp.	11,925	538,175
Qualys, Inc.(b)	9,453	810,500
Rogers Corp.(b)	4,188	493,137
SPS Commerce, Inc.(b)	21,151	1,202,011
TTEC Holdings, Inc.	32,282	1,282,241
Ultra Clean Holdings, Inc.(b)	93,820	2,158,798
Viavi Solutions, Inc.(b)	86,059	1,213,432
Virtusa Corp.(b)	22,795	949,184
Xperi Corp.	72,586	1,167,909
		38,866,755
Materials-2.18%
Innospec, Inc.	16,440	1,656,001
Koppers Holdings, Inc.(b)	42,724	1,340,679
Schweitzer-Mauduit International, Inc., Class A	22,066	772,972
		3,769,652
Real Estate-6.59%
Agree Realty Corp.	7,634	579,650
	Shares	Value
Real Estate-(continued)
Community Healthcare Trust, Inc.	29,487	$1,390,902
Essential Properties Realty Trust, Inc.	88,816	2,452,210
Innovative Industrial Properties, Inc.(c)	32,161	2,878,409
Safehold, Inc.(c)	53,953	2,425,727
St. Joe Co. (The)(b)	37,437	786,551
Universal Health Realty Income Trust	7,217	890,217
		11,403,666
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $171,197,406)		173,125,559
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.77%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	6,184,378	6,184,378
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	2,060,635	2,061,459
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,245,837)		8,245,837
TOTAL INVESTMENTS IN SECURITIES-104.79% (Cost $179,443,243)		181,371,396
OTHER ASSETS LESS LIABILITIES-(4.79)%		(8,282,662)
NET ASSETS-100.00%		$173,088,734

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-3.52%
Consolidated Communications Holdings, Inc.	561,051	$2,709,876
Gannett Co., Inc.	385,671	2,356,450
Scholastic Corp.	18,361	604,995
Spok Holdings, Inc.	50,301	534,197
		6,205,518
Consumer Discretionary-26.68%
Abercrombie & Fitch Co., Class A	122,576	2,005,343
American Axle & Manufacturing Holdings, Inc.(b)	128,293	1,185,427
Barnes & Noble Education, Inc.(b)	432,146	1,486,582
Big Lots, Inc.	68,731	1,859,861
Caleres, Inc.	68,318	1,198,981
Cato Corp. (The), Class A	48,272	774,283
Chico’s FAS, Inc.	440,771	1,714,599
Conn’s, Inc.(b)(c)	114,496	1,002,985
Cooper Tire & Rubber Co.	33,153	878,223
Cooper-Standard Holdings, Inc.(b)	94,528	2,506,883
Core-Mark Holding Co., Inc.	50,089	1,174,086
Designer Brands, Inc., Class A	73,569	1,047,623
Ethan Allen Interiors, Inc.	43,029	694,918
Express, Inc.(b)	404,110	1,620,481
Fossil Group, Inc.(b)	324,441	2,183,488
GameStop Corp., Class A(c)	129,406	496,919
Garrett Motion, Inc. (Switzerland)(b)	80,300	676,126
Genesco, Inc.(b)	43,523	1,711,324
G-III Apparel Group Ltd.(b)	42,858	1,166,166
Group 1 Automotive, Inc.	15,214	1,533,115
Haverty Furniture Cos., Inc.	41,290	831,168
J.C. Penney Co., Inc.(b)(c)	633,285	471,797
Lumber Liquidators Holdings, Inc.(b)(c)	60,836	462,962
MarineMax, Inc.(b)	137,721	2,744,780
Michaels Cos., Inc. (The)(b)	118,561	584,506
Movado Group, Inc.	69,352	1,194,241
Office Depot, Inc.	1,076,895	2,390,707
Red Robin Gourmet Burgers, Inc.(b)	69,919	2,298,238
Shoe Carnival, Inc.(c)	20,813	746,354
Signet Jewelers Ltd.	69,177	1,681,693
Sonic Automotive, Inc., Class A	48,914	1,547,150
Tailored Brands, Inc.(c)	161,097	641,166
Tupperware Brands Corp.	106,157	664,543
Unifi, Inc.(b)	30,424	654,725
Vera Bradley, Inc.(b)	42,618	408,280
Vista Outdoor, Inc.(b)	78,636	584,265
William Lyon Homes, Inc., Class A(b)	91,702	2,126,569
		46,950,557
Consumer Staples-6.64%
Andersons, Inc. (The)	106,112	2,400,253
B&G Foods, Inc.(c)	48,155	773,369
Central Garden & Pet Co.(b)	5,259	169,392
Central Garden & Pet Co., Class A(b)	21,553	645,728
Fresh Del Monte Produce, Inc.	56,549	1,774,508
Seneca Foods Corp., Class A(b)	50,791	2,008,784
SpartanNash Co.	170,138	2,072,281
United Natural Foods, Inc.(b)	101,218	728,770
Universal Corp.	20,804	1,105,733
		11,678,818
Energy-20.01%
Bonanza Creek Energy, Inc.(b)	62,426	1,135,529
CONSOL Energy, Inc.(b)	196,557	1,598,008
	Shares	Value
Energy-(continued)
Denbury Resources, Inc.(b)	2,177,805	$2,145,138
Era Group, Inc.(b)	102,978	1,023,601
Exterran Corp.(b)	280,527	1,514,846
Green Plains, Inc.	149,984	1,870,300
Gulfport Energy Corp.(b)	983,517	1,524,451
HighPoint Resources Corp.(b)	1,304,271	1,512,954
KLX Energy Services Holdings, Inc.(b)	346,830	1,401,193
Laredo Petroleum, Inc.(b)	649,841	1,117,727
Matrix Service Co.(b)	52,996	1,066,280
Nabors Industries Ltd.	295,708	612,116
Noble Corp. PLC(b)	694,769	561,234
Oasis Petroleum, Inc.(b)	844,198	1,899,446
Oceaneering International, Inc.(b)	39,947	495,742
Oil States International, Inc.(b)	53,282	574,380
ProPetro Holding Corp.(b)	185,996	1,811,601
Range Resources Corp.(c)	175,395	526,185
Renewable Energy Group, Inc.(b)(c)	86,076	2,262,077
RPC, Inc.(c)	196,342	889,429
SM Energy Co.	175,476	1,610,870
Southwestern Energy Co.(b)	1,306,463	2,051,147
TETRA Technologies, Inc.(b)	1,167,111	1,785,680
US Silica Holdings, Inc.	127,333	654,492
Valaris PLC(c)	285,918	1,461,041
Whiting Petroleum Corp.(b)(c)	464,778	2,110,092
		35,215,559
Financials-8.74%
American Equity Investment Life Holding Co.	32,782	865,773
Berkshire Hills Bancorp, Inc.	15,667	441,026
Cadence BanCorp	43,848	685,344
Customers Bancorp, Inc.(b)	27,191	581,344
Donnelley Financial Solutions, Inc.(b)	134,883	1,222,040
Encore Capital Group, Inc.(b)	18,844	639,754
EZCORP, Inc., Class A(b)(c)	360,241	2,240,699
FGL Holdings	114,629	1,106,170
Hope Bancorp, Inc.	40,314	560,566
Horace Mann Educators Corp.	11,399	490,271
INTL FCStone, Inc.(b)	44,887	2,139,314
Opus Bank	18,626	496,103
Pacific Premier Bancorp, Inc.	14,230	424,054
Ready Capital Corp.	33,580	548,026
Simmons First National Corp., Class A	18,616	446,412
Stewart Information Services Corp.	22,506	939,625
Third Point Reinsurance Ltd. (Bermuda)(b)	52,147	567,881
United Fire Group, Inc.	10,935	483,983
United Insurance Holdings Corp.	50,237	509,403
		15,387,788
Health Care-2.38%
Invacare Corp.	173,252	1,332,308
Lannett Co., Inc.(b)(c)	118,123	961,521
Magellan Health, Inc.(b)	19,366	1,417,785
Owens & Minor, Inc.	75,297	471,359
		4,182,973
Industrials-14.64%
ABM Industries, Inc.	26,239	1,000,755
Aegion Corp.(b)	23,450	490,105
ArcBest Corp.	79,377	1,770,901
Arcosa, Inc.	15,367	672,306
Atlas Air Worldwide Holdings, Inc.(b)	98,536	2,202,280
Briggs & Stratton Corp.(c)	341,658	1,253,885
DXP Enterprises, Inc.(b)	14,080	488,154

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Echo Global Logistics, Inc.(b)	84,162	$1,631,060
Granite Construction, Inc.(c)	53,634	1,455,090
Greenbrier Cos., Inc. (The)	88,894	2,141,456
Hawaiian Holdings, Inc.	35,178	980,763
Hub Group, Inc., Class A(b)	18,054	954,515
Kelly Services, Inc., Class A	120,446	2,139,121
Lydall, Inc.(b)	93,433	1,909,770
Pitney Bowes, Inc.	170,966	639,413
Team, Inc.(b)	70,880	963,968
Titan International, Inc.	533,144	1,524,792
TrueBlue, Inc.(b)	55,891	1,224,572
Veritiv Corp.(b)	100,266	1,411,745
Wabash National Corp.	78,263	907,851
		25,762,502
Information Technology-5.86%
Anixter International, Inc.(b)	14,904	1,454,631
Applied Optoelectronics, Inc.(b)(c)	46,107	521,009
Bel Fuse, Inc., Class B	66,606	1,153,616
Daktronics, Inc.	134,100	791,190
NETGEAR, Inc.(b)	24,663	634,332
Photronics, Inc.(b)	33,823	432,258
Sanmina Corp.(b)	52,542	1,672,937
ScanSource, Inc.(b)	56,668	1,977,147
TTM Technologies, Inc.(b)	79,779	1,148,020
Unisys Corp.(b)	54,793	532,040
		10,317,180
Materials-8.34%
A. Schulman, Inc., CVR(b)(d)	10,718	5,606
AdvanSix, Inc.(b)	64,706	1,211,296
AK Steel Holding Corp.(b)	262,179	723,614
Boise Cascade Co.	27,998	1,013,528
Century Aluminum Co.(b)(c)	170,284	900,802
Clearwater Paper Corp.(b)	31,350	884,070
Kraton Corp.(b)	79,850	1,313,532
LSB Industries, Inc.(b)	205,047	619,242
Olympic Steel, Inc.	138,510	2,036,097
Rayonier Advanced Materials, Inc.	487,474	1,501,420
SunCoke Energy, Inc.	173,498	1,020,168
TimkenSteel Corp.(b)	257,194	1,640,898
Trinseo S.A.	23,061	662,312
	Shares	Value
Materials-(continued)
US Concrete, Inc.(b)	15,794	$562,108
Warrior Met Coal, Inc.	30,602	577,154
		14,671,847
Real Estate-3.09%
CBL & Associates Properties, Inc.(c)	628,613	528,035
Cedar Realty Trust, Inc.	326,872	849,867
Hersha Hospitality Trust	65,390	848,108
iStar, Inc.	77,569	1,129,405
Realogy Holdings Corp.(c)	196,483	2,080,755
		5,436,170
Total Common Stocks & Other Equity Interests (Cost $208,369,339)		175,808,912
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $141,303)	141,303	141,303
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $208,510,642)		175,950,215
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.13%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	10,634,174	10,634,174
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	3,681,096	3,682,568
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,316,681)		14,316,742
TOTAL INVESTMENTS IN SECURITIES-108.11% (Cost $222,827,323)		190,266,957
OTHER ASSETS LESS LIABILITIES-(8.11)%		(14,279,541)
NET ASSETS-100.00%		$175,987,416

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
CVR	-Contingent Value Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.*	$620,927	$329,220	$(989,877)	$2,527	$37,203	$-	$33,450

*	At January 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Fund listed below, as of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$175,803,306	$-	$5,606	$175,808,912
Money Market Funds	14,458,045	-	-	14,458,045
Total Investments	$190,261,351	$-	$5,606	$190,266,957
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.